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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
			Pioneer Emerging Markets Fund
			Schedule of Investments 8/31/2012

	Shares	S&P/Moody's Ratings (unaudited)		Value
			PREFERRED STOCKS - 2.8%
			Energy - 0.7%
			Integrated Oil & Gas - 0.7%
	194,060		Petroleo Brasileiro SA	$1,986,309
			Total Energy	$1,986,309
			Food & Staples Retailing - 0.5%
			Hypermarkets & Super Centers - 0.5%
	39,766		Cia Brasileira de Distribuicao Grupo Pao de Acucar	$1,675,184
			Total Food & Staples Retailing	$1,675,184
			Food, Beverage & Tobacco - 1.0%
			Brewers - 1.0%
	83,487		Cia de Bebidas das Americas	$3,164,867
			Total Food, Beverage & Tobacco	$3,164,867
			Banks - 0.6%
			Diversified Banks - 0.6%
	106,216		Banco Bradesco SA	$1,729,006
			Total Banks	$1,729,006
			TOTAL PREFERRED STOCKS
			(Cost $7,475,802)	$8,555,366

			COMMON STOCKS - 87.8%
			Energy - 13.0%
			Oil & Gas Equipment & Services - 0.3%
	1,210,700		Sapurakencana Petroleum Bhd *	$918,912
			Integrated Oil & Gas - 6.4%
	24,792		Ecopetrol SA (A.D.R.)	$1,434,217
	702,371		Gazprom OAO (A.D.R.)	6,840,391
	58,397		Lukoil OAO (A.D.R.)	3,318,118
	1,248,000		PetroChina Co., Ltd.	1,502,365
	318,052		Petroleo Brasileiro SA	3,341,723
	81,496		Petroleo Brasileiro SA (A.D.R.)	1,722,825
	151,000		PTT PCL	1,594,305
				$19,753,944
			Oil & Gas Exploration & Production - 2.3%
	797,000		CNOOC, Ltd.	$1,510,022
	26,937		NovaTek OAO (G.D.R.)	3,204,943
	186,975		OGX Petroleo e Gas Participacoes SA *	581,054
	70,121		Pacific Rubiales Energy Corp.	1,714,432
				$7,010,451
			Oil & Gas Refining & Marketing - 0.7%
	70,790		Reliance Industries, Ltd.	$976,247
	12,621		S-Oil Corp.	1,153,601
				$2,129,848
			Oil & Gas Storage & Transportation - 0.9%
	120,659		Petronet LNG, Ltd.	$331,632
	109,987		Ultrapar Participacoes SA	2,354,636
				$2,686,268
			Coal & Consumable Fuels - 2.4%
	1,727,000		China Coal Energy Co, Ltd.	$1,444,998
	1,100,500		China Shenhua Energy Co., Ltd.	4,024,458
	118,187		Exxaro Resources, Ltd.	2,101,950
				$7,571,406
			Total Energy	$40,070,829
			Materials - 8.0%
			Commodity Chemicals - 0.6%
	7,027		LG Chem, Ltd.	$1,877,726
			Fertilizers & Agricultural Chemicals - 1.7%
	32,314		Sociedad Quimica y Minera de Chile SA (A.D.R.)	$1,991,835
	715,000		Taiwan Fertilizer Co., Ltd.	1,774,806
	37,829		Uralkali OJSC (G.D.R.)	1,456,871
				$5,223,512
			Construction Materials - 1.1%
	1,515,700		Indocement Tunggal Prakarsa Tbk PT	$3,231,332
			Diversified Metals & Mining - 1.1%
	1,067,000		Jiangxi Copper Co, Ltd.	$2,326,274
	25,741		Rio Tinto Plc	1,126,111
				$3,452,385
			Gold - 0.7%
	67,712		AngloGold Ashanti, Ltd.	$2,152,895
			Steel - 2.8%
	101,492		Gerdau SA (A.D.R.)	$906,324
	9,171		POSCO	2,994,306
	81,882		Ternium SA (A.D.R.)	1,552,483
	51,922		Vale SA (A.D.R.)	849,963
	140,734		Vale SA (A.D.R.)	2,268,632
				$8,571,708
			Total Materials	$24,509,558
			Capital Goods - 2.9%
			Construction & Engineering - 1.9%
	28,739		Doosan Heavy Industries & Construction Co., Ltd.	$1,507,881
	50,487		Larsen & Toubro, Ltd.	1,227,907
	17,553		Samsung Engineering Co., Ltd.	2,997,054
				$5,732,842
			Construction & Farm Machinery & Heavy Trucks - 1.0%
	11,156		Hyundai Heavy Industries Co., Ltd.	$2,300,920
	766,800		Zoomlion Heavy Industry Science and Technology Co., Ltd.	823,978
				$3,124,898
			Total Capital Goods	$8,857,740
			Transportation - 1.6%
			Airlines - 1.6%
	1,281,100		AirAsia BHD	$1,414,800
	44,205		Copa Holdings SA	3,431,634
				$4,846,434
			Total Transportation	$4,846,434
			Automobiles & Components - 3.6%
			Auto Parts & Equipment - 0.7%
	7,379		Hyundai Mobis	$2,009,213
			Automobile Manufacturers - 2.9%
	453,000		Great Wall Motor Co, Ltd.	$1,026,035
	23,058		Hyundai Motor Co.	4,914,525
	46,029		Kia Motors Corp.	3,021,142
				$8,961,702
			Total Automobiles & Components	$10,970,915
			Consumer Durables & Apparel - 0.3%
			Homebuilding - 0.3%
	528,951		PDG Realty SA Empreendimentos e Participacoes	$1,030,636
			Total Consumer Durables & Apparel	$1,030,636
			Media - 1.3%
			Broadcasting - 0.6%
	83,340		Grupo Televisa SAB (A.D.R.)	$1,915,153
			Cable & Satellite - 0.7%
	35,322		Naspers, Ltd.	$2,048,506
			Total Media	$3,963,659
			Retailing - 2.7%
			Apparel Retail - 2.7%
	1,825,000		Belle International Holdings, Ltd.	$3,303,691
	313,532		Mr Price Group, Ltd.	5,078,445
				$8,382,136
			Total Retailing	$8,382,136
			Food & Staples Retailing - 2.5%
			Food Retail - 1.2%
	52,777		Magnit OJSC (G.D.R.)	$1,678,189
	96,120		Shoprite Holdings, Ltd.	1,932,076
				$3,610,265
			Hypermarkets & Super Centers - 1.3%
	1,533,872		Wal-Mart de Mexico SAB de CV	$4,104,962
			Total Food & Staples Retailing	$7,715,227
			Food, Beverage & Tobacco - 4.8%
			Soft Drinks - 1.5%
	54,432		Fomento Economico Mexicano SAB de CV (A.D.R.)	$4,599,504
			Packaged Foods & Meats - 1.3%
	120,569		BRF - Brasil Foods SA	$1,939,452
	653,900		Charoen Pokphand Foods PCL	664,256
	1,216,000		Want Want China Holdings, Ltd.	1,509,675
				$4,113,383
			Tobacco - 2.0%
	819,014		ITC, Ltd.	$3,951,362
	28,590		KT&G Corp.	2,167,885
				$6,119,247
			Total Food, Beverage & Tobacco	$14,832,134
			Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
			Pharmaceuticals - 1.0%
	80,497		Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$3,186,071
			Total Pharmaceuticals, Biotechnology & Life Sciences	$3,186,071
			Banks - 18.4%
			Diversified Banks - 18.4%
	8,566,000		Agricultural Bank of China, Ltd.	$3,170,104
	1,434,000		Bank Mandiri Persero Tbk PT	1,175,377
	2,442,000		Bank Negara Indonesia Persero Tbk PT	954,594
	8,864,000		Bank of China, Ltd.	3,231,562
	2,390,500		Bank Rakyat Indonesia Persero Tbk PT	1,746,722
	5,775,000		China Construction Bank Corp.	3,808,752
	30,130		Hana Financial Group, Inc.	906,562
	317,513		HDFC Bank, Ltd.	3,411,030
	318,219		ICICI Bank, Ltd.	5,182,154
	7,172,000		Industrial & Commercial Bank of China, Ltd.	3,896,764
	409,405		Itau Unibanco Holding SA (A.D.R.)	6,472,693
	290,100		Kasikornbank PCL	1,570,075
	1,170,100		Malayan Banking Bhd	3,427,338
	1,990,415		Mega Financial Holding Co, Ltd.	1,508,261
	248,984		Sberbank of Russia (A.D.R.)	2,850,015
	38,430		Shinhan Financial Group Co., Ltd.	1,202,881
	314,800		Siam Commercial Bank PCL	1,510,798
	808,220		Turkiye Garanti Bankasi AS	3,466,095
	461,621		Turkiye Halk Bankasi AS	4,162,423
	501,670		Yes Bank, Ltd.	2,971,086
				$56,625,286
			Total Banks	$56,625,286
			Diversified Financials - 3.5%
			Other Diversified Financial Services - 2.4%
	966,827		FirstRand, Ltd.	$3,159,895
	105,590		Grupo BTG Pactual *	1,627,667
	75,370		KB Financial Group, Inc.	2,455,116
				$7,242,678
			Investment Banking & Brokerage - 1.1%
	7,420,000		Yuanta Financial Holding Co., Ltd.	$3,474,284
			Total Diversified Financials	$10,716,962
			Insurance - 0.7%
			Life & Health Insurance - 0.7%
	316,000		Ping An Insurance Group Co.	$2,290,069
			Total Insurance	$2,290,069
			Real Estate - 1.6%
			Real Estate Operating Companies - 0.4%
	84,463		BR Malls Participacoes SA	$1,054,095
			Real Estate Development - 1.2%
	1,342,000		Agile Property Holdings, Ltd.	$1,545,858
	1,004,000		China Overseas Land & Investment, Ltd.	2,273,921
				$3,819,779
			Total Real Estate	$4,873,874
			Software & Services - 3.2%
			Internet Software & Services - 2.0%
	38,354		Mail.ru Group, Ltd. (G.D.R.) *	$1,253,752
	156,200		Tencent Holdings, Ltd.	4,793,210
				$6,046,962
			Home Entertainment Software - 1.2%
	16,957		NCSoft Corp.	$3,803,770
			Total Software & Services	$9,850,732
			Technology Hardware & Equipment - 1.6%
			Computer Storage & Peripherals - 0.6%
	348,000		Catcher Technology Co., Ltd.	$1,751,823
			Electronic Equipment Manufacturers - 0.4%
	97,789		TPK Holding Co., Ltd.	$1,273,264
			Electronic Manufacturing Services - 0.6%
	707,300		Hon Hai Precision Industry Co., Ltd.	$2,019,181
			Total Technology Hardware & Equipment	$5,044,268
			Semiconductors & Semiconductor Equipment - 8.3%
			Semiconductors - 8.3%
	10,380		Samsung Electronics Co., Ltd.	$11,346,207
	163,480		SK Hynix, Inc.	3,075,960
	675,676		Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	9,932,437
	683,300		United Microelectronics Corp. (A.D.R.)	1,387,099
				$25,741,703
			Total Semiconductors & Semiconductor Equipment	$25,741,703
			Telecommunication Services - 8.2%
			Integrated Telecommunication Services - 2.7%
	2,272,000		China Unicom Hong Kong, Ltd.	$3,615,412
	1,039,000		Chunghwa Telecom Co., Ltd.	3,150,172
	1,651,000		Telekomunikasi Indonesia Persero Tbk PT	1,607,495
				$8,373,079
			Wireless Telecommunication Services - 5.5%
	67,064		America Movil SAB de CV (A.D.R.)	$1,716,168
	416,000		China Mobile, Ltd.	4,450,218
	41,847		Millicom International Cellular SA	3,599,093
	121,343		Mobile Telesystems OJSC (A.D.R.)	2,233,925
	228,491		Turkcell Iletisim Hizmetleri AS (A.D.R.) *	3,381,667
	127,982		Vodacom Group, Ltd.	1,629,663
				$17,010,734
			Total Telecommunication Services	$25,383,813
			Utilities - 0.6%
			Electric Utilities - 0.6%
	462,287		Power Grid Corp of India, Ltd.	$1,000,109
	434,300		Tenaga Nasional Bhd	951,000
				$1,951,109
			Total Utilities	$1,951,109
			TOTAL COMMON STOCKS
			(Cost $265,892,526)	$270,843,155
	Principal Amount ($)
			CORPORATE BONDS - 0.1%
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
BRL	562,000	NR/NR	Hypermarcas SA, 11.3%, 10/15/18	$194,056
BRL	562,000	NR/NR	Hypermarcas SA, 3.0%, 10/15/15	207,917
				$401,973
			Total Household & Personal Products	$401,973
			TOTAL CORPORATE BONDS
			(Cost $660,732)	$401,973
	Shares
			MUTUAL FUNDS - 0.7%
	1,910,600		iShares FTSE A50 China Index ETF	$2,253,504
			TOTAL MUTUAL FUNDS
			(Cost $2,604,619)	$2,253,504

			RIGHTS / WARRANTS - 0.0%
			Household & Personal Products - 0.0%
			Personal Products - 0.0%
	562		Hypermarcas SA, 10/15/15	$0
			Total Household & Personal Products	$0
			TOTAL RIGHTS / WARRANTS
			(Cost $0)	$0

			TOTAL INVESTMENT IN SECURITIES - 91.4%
			(Cost $276,633,679) (a)	$282,053,998

			OTHER ASSETS & LIABILITIES - 8.6%	$26,390,398

			TOTAL NET ASSETS - 100.0%	$308,444,396

	(A.D.R.)		American Depositary Receipt

	(G.D.R.)		Global Depositary Receipt

	*		Non-income producing security.

	+		Rounds to less than 0.1%.

	(a)		At August 31, 2012, the net unrealized gain on investments based on
			cost for federal income tax purposes of $281,507,906 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$18,217,334

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(17,671,242)

			Net unrealized gain	$546,092

	(b)		Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

			People's Republic of China	16.4%
			South Korea	16.1%
			Brazil	14.0%
			Taiwan	9.3%
			South Africa	6.8%
			Russia	6.1%
			Hong Kong	5.6%
			India	5.4%
			Mexico	5.1%
			United States	4.3%
			Indonesia	2.6%
			Luxembourg	1.7%
			Malaysia	1.5%
			Panama	1.2%
			Other (individually less than 1.0%)	3.9%
				100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (see Notes to Financial Statements - Note 1A) are categorized as Level 3.

The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Preferred Stocks*	$8,555,366	$-	$-	$8,555,366
Common Stocks*	74,535,160	196,307,995	-	270,843,155
Rights/Warrants	-	-	-	-
Corporate Bonds	-	-	401,973	401,973
Mutual Funds	-	2,253,504	-	2,253,504
Total	$83,090,526	$198,561,499	401,973	$282,053,998

* Level 2 securities are valued by independent pricing services using fair value factors.

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Corporate Bonds

	Balance as of 11/30/11	$597,933
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	(195,960)
	Net purchases (sales)	-
	Transfers in and out of Level 3*	-
	Balance as of 8/31/12	$401,973

1	Realized gain (loss) on these securities is included in the net realized gain
	(loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the
	change in unrealized gain (loss) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 8/31/12	$(195,960)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer and Chief Financial and Accounting Officer

Date October 30, 2012

* Print the name and title of each signing officer under his or her signature.